UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Preferred Income Fund II

QUARTERLY PORTFOLIO HOLDINGS

10.31.2007

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 4.21%					$20,194,232
(Cost $20,533,892)

Electric Utilities 2.02%					9,663,085

Black Hills Corp.,
Note	6.500%	05-15-13	BBB-	$5,000	4,996,865
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,666,220

Gas Utilities 2.20%					10,531,147

Southern Union Co.,
Jr Sub Note, Ser A	7.200	11-01-66	BB	10,550	10,531,147

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Capital preferred securities 15.03%					$72,001,405
(Cost $681,007,774)

Asset Management & Custody Banks 1.02%					4,873,604

BNY Capital, Ser B	7.97%	12-31-26	A-	$4,700	4,873,604

Diversified Banks 0.82%					3,910,000

Lloyds TSB Bank Plc (United Kingdom) (F)	6.90	11-29-49	A+	4,000	3,910,000

Electric Utilities 5.28%					25,274,833

DPL Capital Trust II	8.125	09-01-31	BB+	22,150	25,274,833

Gas Utilities 4.88%					23,396,024

KN Capital Trust I, Ser B	8.56	04-15-27	B-	14,000	13,720,000
KN Capital Trust III	7.63	04-15-28	B-	10,673	9,676,024

Multi-Utilities 3.04%					14,546,944

Dominion Resources Capital Trust I	7.83	12-01-27	BB+	8,450	8,818,834
Dominion Resources Capital Trust III	8.40	01-15-31	BB+	5,000	5,728,110

Issuer				Shares	Value

Common stocks 2.47%					$11,836,690
(Cost $9,857,727)

Electric Utilities 1.08%					5,195,890

Great Plains Energy, Inc.				174,125	5,195,890

Integrated Oil & Gas 0.49%					2,339,700

BP Plc (ADR) (United Kingdom) (F)				30,000	2,339,700

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2007 (unaudited)

Multi-Utilities 0.90%			4,301,100

Alliant Energy Corp.		90,000	3,600,000
CH Energy Group, Inc.		15,000	701,100

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 126.80%			$607,528,293
(Cost $636,789,036)

Agricultural Products 2.98%			14,265,008

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)	BB+	160,000	14,265,008

Automobile Manufacturers 2.44%			11,680,211

General Motors Corp., 7.25%, Ser 04-15-41	B-	77,900	1,417,001
General Motors Corp., 7.25%, Ser 07-15-41	B-	50,500	927,685
General Motors Corp., 7.25%, Ser 02-15-52	B-	442,300	7,974,669
General Motors Corp., 7.375%, Ser 10-01-51	B-	73,125	1,360,856

Broadcasting & Cable TV 4.56%			21,872,328

CBS Corp., 6.75%	BBB	122,800	2,894,396
Comcast Corp., 6.625%	BBB+	118,500	2,752,755
Comcast Corp., 7.00%	BBB+	40,000	992,800
Comcast Corp., 7.00%, Ser B	BBB+	615,201	15,232,377

Consumer Finance 4.21%			20,167,131

HSBC Finance Corp., 6.00%	AA-	72,200	1,664,210
HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	143,200	3,521,288
HSBC Finance Corp., 6.875%	AA-	349,100	8,744,955
SLM Corp., 6.00%	BBB+	196,800	3,495,168
SLM Corp., 6.97%, Ser A	BBB-	61,400	2,741,510

Diversified Banks 8.45%			40,486,814

BAC Capital Trust II, 7.00%	A+	22,400	551,264
BAC Capital Trust IV, 5.875%	A+	51,150	1,116,605
Barclays Bank Plc, 7.10%, Ser 3 (United
Kingdom) (F)	A+	100,000	2,530,000
Fleet Capital Trust VIII, 7.20%	A+	344,700	8,624,394
HSBC Holdings Plc, 6.20%, Ser A (United
Kingdom) (F)	A	254,600	5,733,592
Republic New York Corp., 6.25%, Ser HSBC	A	50,000	1,143,000
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom) (F)	A	450,500	9,492,035
Royal Bank of Scotland Group Plc, 7.25%,
Ser T (United Kingdom) (F)	A	26,000	662,220
Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1 (Spain) (F)	A+	225,000	5,220,000
USB Capital VIII, 6.35%, Ser 1	A+	83,000	1,882,440
Wells Fargo Capital Trust IV, 7.00%	AA-	140,800	3,531,264

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2007 (unaudited)

Diversified Financial Services 13.57%			65,009,841

ABN AMRO Capital Funding Trust V, 5.90%	A	403,600	8,608,788
ABN AMRO Capital Funding Trust VII, 6.08%	A	365,000	7,942,400
Citigroup Capital VII, 7.125%	A+	364,200	9,112,284
Citigroup Capital VIII, 6.95%	A+	598,000	14,692,860
DB Capital Funding VIII, 6.375%	A+	414,700	9,629,334
DB Capital Trust II, 6.55%	A+	357,500	8,562,125
JPMorgan Chase Capital X, 7.00%, Ser J	A	259,000	6,462,050

Electric Utilities 19.62%			94,005,089

Duquesne Light Co., 6.50%	BB	98,450	5,005,572
Entergy Mississippi, Inc., 7.25%	A-	109,000	2,746,800
FPC Capital I, 7.10%, Ser A	BBB-	602,003	15,080,175
FPL Group Capital Trust I, 5.875%	BBB+	441,800	10,028,860
FPL Group Capital, Inc., 7.45%, Ser E	BBB+	60,000	1,557,000
Georgia Power Capital Trust VII, 5.875%	BBB+	116,500	2,573,485
HECO Capital Trust III, 6.50%	BB+	130,000	3,088,800
Interstate Power & Light Co., 8.375%, Ser B	Baa2	700,000	21,070,000
NSTAR Electric Co., 4.78%	A-	15,143	1,309,870
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	130,000	3,327,194
PPL Energy Supply, LLC, 7.00%	BBB	638,570	16,060,036
Southern California Edison Co., 6.00%,
Ser C	BBB-	20,000	1,910,000
Virginia Power Capital Trust, 7.375%	BB+	310,719	7,777,297
Westar Energy, Inc., 6.10%	AAA	100,000	2,470,000

Gas Utilities 2.04%			9,778,940

Southern Union Co., 7.55%	BB	129,500	3,288,005
Southwest Gas Capital II, 7.70%	BB	258,500	6,490,935

Integrated Telecommunication Services 1.23%			5,892,027

AT&T, Inc., 6.375%	A	43,100	1,038,279
Verizon New England, Inc., 7.00%, Ser B	A3	190,717	4,853,748

Investment Banking & Brokerage 12.79%			61,302,737

Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	BBB+	264,400	12,270,804
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	177,000	3,993,120
Lehman Brothers Holdings Capital Trust V,
6.00%, Ser M	A-	46,600	985,124
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	145,200	6,679,200
Merrill Lynch Preferred Capital Trust III,
7.00%	A	360,400	8,775,740
Merrill Lynch Preferred Capital Trust IV,
7.12%	A	172,200	4,222,344
Merrill Lynch Preferred Capital Trust V,
7.28%	A	275,000	6,825,500
Morgan Stanley Capital Trust III, 6.25%	A	268,779	6,026,025
Morgan Stanley Capital Trust IV, 6.25%	A	57,000	1,270,530
Morgan Stanley Capital Trust V, 5.75%	A1	311,500	6,510,350
Morgan Stanley Capital Trust VI, 6.60%	A	160,000	3,744,000

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2007 (unaudited)

Life & Health Insurance 3.15%			15,104,123

Phoenix Cos., Inc. (The), 7.45%	BBB-	186,200	4,506,040
PLC Capital Trust IV, 7.25%	BBB+	335,475	8,346,618
Prudential Plc, 6.50% (United Kingdom) (F)	A-	95,807	2,251,465

Movies & Entertainment 4.22%			20,222,099

Viacom, Inc., 6.85%	BBB	834,245	20,222,099

Multi-Line Insurance 11.75%			56,299,532

Aegon NV, 6.375% (Netherlands) (F)	A-	355,000	8,157,900
Aegon NV, 6.50% (Netherlands) (F)	A-	44,100	1,018,269
ING Groep NV, 7.05% (Netherlands) (F)	A	774,700	19,290,030
ING Groep NV, 7.375% (Netherlands) (F)	A	88,000	2,238,720
MetLife, Inc., 6.50%, Ser B	BBB	1,029,550	25,594,613

Multi-Utilities 11.89%			56,955,562

Baltimore Gas & Electric Co., 6.99%,
Ser 1995	Ba1	39,870	4,111,594
BGE Capital Trust II, 6.20%	BBB-	672,200	14,895,952
DTE Energy Trust I, 7.80%	BB+	313,000	7,853,170
PNM Resources, Inc., 6.75%, Conv	BBB-	240,700	10,817,058
PSEG Funding Trust II, 8.75%	BB+	680,000	17,149,600
Public Service Electric & Gas Co., 4.18%,
Ser B	BB+	7,900	612,250
South Carolina Electric & Gas Co., 6.52%	Baa1	15,000	1,515,938

Oil & Gas Exploration & Production 6.66%			31,892,422

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,850	1,532,697
Devon Energy Corp., 6.49%, Ser A	BB+	32,355	3,286,055
Nexen, Inc., 7.35% (Canada) (F)	BB+	1,096,100	27,073,670

Real Estate Management & Development 4.90%			23,464,236

Duke Realty Corp., 6.50%, Depositary
Shares, Ser K	BBB	110,000	2,442,000
Duke Realty Corp., 6.60%, Depositary
Shares, Ser L	BBB	109,840	2,452,727
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J	BBB	449,400	10,124,982
Public Storage, Inc., 6.45%, Depositary
Shares, Ser X	BBB+	30,000	653,400
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	307,100	7,791,127

Regional Banks 3.72%			17,814,597

PFGI Capital Corp., 7.75%	A	686,000	17,814,597

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2007 (unaudited)

Reinsurance 0.17%					792,000

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda) (F)			BBB	40,000	792,000

Specialized Finance 1.19%					5,705,982

CIT Group, Inc., 6.35%, Ser A			BBB+	100,000	2,230,000
Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands) (F)			BB+	136,313	3,475,982
Thrifts & Mortgage Finance 0.61%					2,906,970

Sovereign Capital Trust V, 7.75%			BB+	115	2,906,970
Wireless Telecommunication Services 6.66%					31,910,644

Telephone & Data Systems, Inc., 6.625%			BB+	155,000	3,123,250
Telephone & Data Systems, Inc., 7.60%,
Ser A			BB+	665,967	15,723,481
United States Cellular Corp., 7.50%			BB+	559,243	13,063,913

		Number of	Exercise	Expiration
Issuer		contracts	price	date	Value

Purchased options 0.04%					$171,360
(Cost $158,559)

Options - Puts 0.04%					171,360

iShares S&P SmallCap Index Fund		952	$88	03-24-08	171,360

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 3.44%					$16,500,000
(Cost $16,500,000)

Government U.S. Agency 3.44%					16,500,000

Federal Home Loan Bank,
Discount Note	4.40% (Y)	11-01-07	AAA	$16,500	16,500,000

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2007 (unaudited)

Total investments (Cost $1,364,846,988) 151.99%	$728,231,980

Other assets and liabilities, net 1.37%	$6,557,161

Fund preferred shares, at liquidation value (53.36%)	($255,658,094)

Total net assets applicable to common shareholders 100.00%	$479,131,047

The percentage shown for each investment
category is the total value of that category, as
a percentage of the net assets applicable to
common shareholders.

John Hancock
Preferred Income Fund II
Notes to Schedule of Investments
October 31, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $14,265,008 or 2.98% of the net assets applicable to common shareholders as of October 31, 2007.

(Y) Represents current yield as of October 31, 2007.

The cost of investments owned on October 31, 2007, including short-term investments, was $1,364,846,988. Gross unrealized appreciation and depreciation of investments aggregated $15,254,404 and $38,960,868 respectively, resulting in net unrealized depreciation of $23,706,464.

Notes to Schedule of Investments - Page 1

John Hancock
Preferred Income Fund II
Interest rate swap contracts
October 31, 2007 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination		Appreciation
amount	by Fund	by Fund	date	Counterparty	(depreciation)

$63,500,000	2.558% (a)	3-month LIBOR	June 2008	Morgan Stanley	$885,880

(a) Fixed rate

Interest rate swap contracts

John Hancock
Preferred Income Fund II
Financial futures contracts
October 31, 2007 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-year Treasury Note	720	Short	Dec 2007	$399,958

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 2

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/ depreciation on the Statement of Operations.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 3

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPF

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund II.

P11Q1 10/07
12/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: December 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 19, 2007